Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Feb. 01, 2020
Prospectus Date	Feb. 01, 2020
The Sector Rotation Fund | No Load Shares
Prospectus:
Trading Symbol	NAVFX